Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

July 31, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Subject:	Franklin ETF Trust (1940 Act File No. 811-22801)
Preliminary Proxy Solicitation Materials

Dear Sir or Madam:
Submitted herewith for filing on behalf of Franklin ETF Trust (the "Registrant") pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, is a Schedule 14(a) Information cover page, a Notice of Special Meeting of Shareholders, a preliminary proxy statement and form of proxy card to be used in connection with a special meeting of shareholders of its series, Franklin Liberty Short Duration U.S. Government ETF (the "Fund"). The meeting of shareholders is scheduled to be held on October 30, 2017.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about August 30, 2017.

As described in the proxy statement, among the items to be considered at the shareholder meeting are:

•	the election of trustees;
•	the approval of the use of a "manager of managers" structure whereby the Fund's investment manager would be able to hire and replace subadvisers without sharehholder approval; and
•	the approval of an amended fundamental investment restriction regarding investments in commodities.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8037 or, in my absence, to Mark A. Sheehan at (215) 564-8027 or Cory O. Hippler at (215) 564-8089.

Sincerely yours,

/s/ Kristin H. Ives
Kristin H. Ives, Esq.
Stradley, Ronon, Stevens & Young, LLP

cc:	Steven J. Gray, Esq.
Lori A. Weber, Esq.
Bruce G. Leto, Esq.